TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2019	12.31.2018
	ThCh$	ThCh$
Tax credits (1)	9,815,294	2,532,056
Total	9,815,294	2,532,056
(1)	Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations.

The composition of current tax accounts payable is the following:

Tax liabilities	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Income tax expense	6,762,267	9,338,612	3,184,965
Total	6,762,267	9,338,612	3,184,965